CONVERTIBLE SENIOR NOTES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares	Sep. 17, 2019 USD ($) $ / Options	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
CONVERTIBLE SENIOR NOTES
Remaining discount amortization period (in years)	2 years 9 months	2 years 9 months
Maximum
CONVERTIBLE SENIOR NOTES
Fair value per ADS at commitment date | $ / shares					$ 9.55	$ 11.24
Call options
CONVERTIBLE SENIOR NOTES
Cap price | $ / Options				10.0
Convertible senior notes
CONVERTIBLE SENIOR NOTES
Face amount of debt	$ 200,000,000		¥ 1,395,240	$ 200,000,000
Stated interest rate of debt				1.75%
Initial conversion rate | (per share)	$ 7.05		¥ 141.844
Principal amount considered for conversion | $	$ 1,000
Redemption price (as a percent)	100.00%	100.00%
Fair value per ADS at commitment date | $ / shares	$ 5.53
Proceeds from issuance of notes	$ 194,457,000	¥ 1,375,355
Underwriting discounts and offering expenses	5,543,000	39,205
Proceeds from issuance of notes, gross | $	200,000,000
Unamortized debt discount	4,618,000		¥ 35,032
Net carrying amount of Notes	195,382,000		1,360,208
Interest cost recognized relating to contractual interest coupon and amortization of discount	1,565,000	¥ 10,894
Accretion expected	200,000,000		1,395,240
Aggregate scheduled maturities of Notes due in 2024	200,000,000		1,395,240
Convertible senior notes | Call options
CONVERTIBLE SENIOR NOTES
Capped call options	$ 22,500,000		¥ 159,138